INCOME TAXES (TABLES)	12 Months Ended
Jan. 03, 2014
Effective income tax rate continuing operations tax rate reconciliation [Abstract]
Schedule of components of income tax expense [Table Text Block]
	Year Ended
	January 3,	December 28,	December 30,
(In millions)	2014	2012	2011
Current:
Federal	$76.1	$152.3	$78.3
State and local	9.8	35.9	17.6
Foreign	8.8	18.3	19.2
Subtotal	94.7	206.5	115.1

Deferred:
Federal	70.8	(10.5)	26.2
State and local	9.7	1.0	5.6
Foreign	(7.5)	(7.1)	(3.5)
Subtotal	73.0	(16.6)	28.3
Total income tax expense	$167.7	$189.9	$143.4

Schedule of effective income tax rate reconciliation [Table Text Block]
	Year Ended
	January 3, 2014		December 28, 2012		December 30, 2011

(In millions, except for percentages)	Amount	Tax Rate	Amount	Tax Rate	Amount	Tax Rate
U.S. statutory rate applied to income (loss) before taxes	$174.0	35.0%	$215.5	35.0%	$80.1	35.0%
State taxes, net of federal benefit	13.7	2.8%	26.3	4.3%	17.7	7.7%
Adjustments to valuation allowances	4.4	0.9%	4.0	0.6%	19.6	8.5%
Foreign income taxed at rates other than 35%	(10.2)	(2.1%)	(24.4)	(4.1%)	(27.2)	(11.9%)
Goodwill impairment	—	—	—	—	86.3	37.7%
Exclusion of tax on noncontrolling interests	(19.8)	(4.0%)	(29.9)	(4.9%)	(30.1)	(13.2%)
Other adjustments	5.6	1.1%	(1.6)	(0.1%)	(3.0)	(1.2%)
Total income tax expense	$167.7	33.7%	$189.9	30.8%	$143.4	62.6%

Schedule of deferred tax assets and liabilities [Table Text Block]
	Year Ended
	January 3,	December 28,	December 30,
(In millions)	2014	2012	2011
Deferred tax assets:
Accrued employee benefits	$230.7	$237.6	$200.0
Net operating losses	129.9	132.2	108.4
Accrued liabilities	59.7	71.9	60.6
Insurance reserves	15.9	38.2	40.3
Tax credits	13.0	15.1	10.5
Other	20.6	23.1	19.6
Total deferred tax assets	469.8	518.1	439.4
Valuation allowance on deferred tax assets	(145.0)	(137.6)	(124.0)
Net deferred tax assets	$324.8	$380.5	$315.4

Deferred tax liabilities:
Depreciation and amortization	$(456.4)	$(466.1)	$(360.8)
Contract revenue and costs	(126.9)	(79.9)	(74.2)
Subsidiary basis difference	(150.1)	(146.8)	(145.5)
Total deferred tax liabilities	(733.4)	(692.8)	(580.5)
Deferred tax liabilities, net of deferred tax assets	$(408.6)	$(312.3)	$(265.1)

Schedule of unrecognized tax benefits reconciliation [Table Text Block]
	Year Ended
	January 3,	December 28,	December 30,
(In millions)	2014	2012	2011
Unrecognized tax benefits beginning balance	$15.4	$16.7	$21.5
Gross increase – tax positions in prior years	1.7	1.2	2.7
Gross decrease – tax positions in prior years	(0.2)	(1.2)	(3.6)
Gross increase – current period tax positions	—	1.2	—
Settlements	(1.4)	(0.2)	(0.2)
Lapse of statute of limitations	(1.5)	(2.4)	(3.7)
Unrecognized tax benefits acquired in current year	—	0.1	—
Unrecognized tax benefits ending balance	$14.0	$15.4	$16.7

	Year Ended
	January 3,	December 28,	December 30,
(In millions)	2014	2012	2011
Unrecognized tax benefits beginning balance	$15.4	$16.7	$21.5
Gross increase – tax positions in prior years	1.7	1.2	2.7
Gross decrease – tax positions in prior years	(0.2)	(1.2)	(3.6)
Gross increase – current period tax positions	—	1.2	—
Settlements	(1.4)	(0.2)	(0.2)
Lapse of statute of limitations	(1.5)	(2.4)	(3.7)
Unrecognized tax benefits acquired in current year	—	0.1	—
Unrecognized tax benefits ending balance	$14.0	$15.4	$16.7

Schedule of income before income tax and noncontrolling interests, domestic and foreign [Table Text Block]
	Year Ended
	January 3,	December 28,	December 30,
(In millions)	2014	2012	2011
Income before income taxes and noncontrolling interests:
United States	$445.2	$534.9	$158.3
International	51.8	80.8	70.7
Total income before income taxes and noncontrolling interests	$497.0	$615.7	$229.0